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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number         811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC        225 Pictoria Drive, Suite 450        Cincinnati Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:    (513) 587-3400

Date of fiscal year end:              November 30

Date of reporting period:           July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Papp Investment Trust

By (Signature and Title)*		/s/ L. Roy Papp
L. Roy Papp, President
Date	August 7, 2012

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	With or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?
Microchip Tech.	MCHP	595017104	08/19/11	Election of Directors	Issuer	Yes	For	With
Microchip Tech.	MCHP	595017104	08/19/11	Ratification of Auditors	Issuer	Yes	For	With
Microchip Tech.	MCHP	595017104	08/19/11	Frequency of executive compensation 3 yrs.	Issuer	Yes	For	With
Microchip Tech.	MCHP	595017104	08/19/11	Restate Mgmt. Incent. Comp. Perform. Goals	Issuer	Yes	For	With

Techne Corp.	TECH	878377100	10/27/11	Election of Directors	Issuer	Yes	For	With
Techne Corp.	TECH	878377100	10/27/11	Number of Directors at nin	Issuer	Yes	For	With
Techne Corp.	TECH	878377100	10/27/11	Non binding vote on executive compensation	Issuer	Yes	For	With
Techne Corp.	TECH	878377100	10/27/11	Frequency of executive comp. 1 year	Issuer	Yes	For	With

Linear Technology	LLTC	535678106	11/02/11	Election of Directors	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/02/11	Ratification of Auditors	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/02/11	Executive Compensation	Issuer	Yes	For	With
Linear Technology	LLTC	535678106	11/02/11	Frequency of ececutive comp. 3 years

Coach	COH	189754104	11/03/11	Election of Directors	Issuer	Yes	For	With
Coach	COH	189754104	11/03/11	Ratification of Auditors	Issuer	Yes	For	With
Coach	COH	189754104	11/03/11	Executive Compensation	Issuer	Yes	For	With
Coach	COH	189754104	11/03/11	Frequency of executive comp. 1 year	Issuer	Yes	For	With

Clorox	CLX	189054109	11/16/11	Election of Directors	Issuer	Yes	For	With
Clorox	CLX	189054109	11/16/11	Ratification of Auditors	Issuer	Yes	For	With
Clorox	CLX	189054109	11/16/11	Executive Compensation	Issuer	Yes	For	With
Clorox	CLX	189054109	11/16/11	Frequency of executive comp. 1 yr.	Issuer	Yes	For	With
Clorox	CLX	189054109	11/16/11	Against Stockh. Prop. On Independent Chairman	Security Holder	Yes	Against	With

Resmed	RMD	761152107	11/16/11	Election of Directors	Issuer	Yes	For	With
Resmed	RMD	761152107	11/16/11	Ratification of Auditors	Issuer	Yes	For	With
Resmed	RMD	761152107	11/16/11	Executive Compensation	Issuer	Yes	For	With
Resmed	RMD	761152107	11/16/11	Frequency of executive comp. 1 yr.	Issuer	Yes	For	With
Resmed	RMD	761152107	11/16/11	Amendment to incentive plan to increase shares	Issuer	Yes	For	With

Micros Systems	MCRS	594901100	11/18/11	Election of Directors	Issuer	Yes	For	With
Micros Systems	MCRS	594901100	11/18/11	Ratification of Auditors	Issuer	Yes	For	With
Micros Systems	MCRS	594901100	11/18/11	Executive Compensation	Issuer	Yes	For	With
Micros Systems	MCRS	594901100	11/18/11	Frequency of executive comp. 1 yr.	Issuer	Yes	For	With
Micros Systems	MCRS	594901100	11/18/11	Stock option plan of add. Common stock	Issuer	Yes	For	With

Ecolab	ECL	278865100	11/30/11	Approve Issuance of Shares pursuent to Merger	Issuer	Yes	For	With
Ecolab	ECL	278865100	11/30/11	Adopt Restated Certificate of Incorporation	Issuer	Yes	For	With
Ecolab	ECL	278865100	11/30/11	Adjourn mtg. to solicit additional proxies	Issuer	Yes	For	With

Parexel International	PRXL	699462107	12/08/11	Election of Directors	Issuer	Yes	For	With
Parexel International	PRXL	699462107	12/08/11	Ratification of Auditors	Issuer	Yes	For	With
Parexel International	PRXL	699462107	12/08/11	Executive Compensation	Issuer	Yes	For	With
Parexel International	PRXL	699462107	12/08/11	Frequency of executive comp. 1 yr.	Issuer	Yes	For	With

Factset Research Systems	FDS	303075105	12/13/11	Election of Directors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/13/11	Ratification of Auditors	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/13/11	Restated Certificate of Incorporation	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/13/11	Executive Compensation	Issuer	Yes	For	With
Factset Research Systems	FDS	303075105	12/13/11	Frequency of exec. comp. 1 year	Issuer	Yes	For	With

Express Scripts	ESRX	302182100	12/21/11	Adopt agreement of Merger	Issuer	Yes	For	With
Express Scripts	ESRX	302182100	12/21/11	Approve adjournment of special mtg. of Merger	Issuer	Yes	For	With

Medco Health Solutions	MHS	58405U102	12/21/11	Adopt agreement of Merger	Issuer	Yes	For	With
Medco Health Solutions	MHS	58405U102	12/21/11	Adjourn mtg. to silicit additional proxies	Issuer	Yes	For	With
Medco Health Solutions	MHS	58405U102	12/21/11	Executive Comp. in connection with merger	Issuer	Yes	For	With

Nuance Communications	NUAN	67020Y100	01/27/12	Election of Directors	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/27/12	Ratification of Auditors	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/27/12	Approve amended restated 2000 stock plan	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/27/12	Approve executive compensation	Issuer	Yes	For	With
Nuance Communications	NUAN	67020Y100	01/27/12	Approve frequency of exec. Comp. 1 year	Issuer	Yes	For	With

McCormick & Company	MKC	579780206	03/28/12	No Code Avail. ~ rec. info. too late for voting	Issuer	Yes	For	With

IDEX	IEX	45167R104	04/10/12	Election of Directors	Issuer	Yes	For	With
IDEX	IEX	45167R104	04/10/12	Ratification of Auditors	Issuer	Yes	For	With
IDEX	IEX	45167R104	04/10/12	Approve Executive Compensation	Issuer	Yes	For	With

T. Rowe Price Group	TROW	74144T108	04/17/12	Election of Directors	Issuer	Yes	For	With
T. Rowe Price Group	TROW	74144T108	04/17/12	Ratification of Auditors	Issuer	Yes	For	With
T. Rowe Price Group	TROW	74144T108	04/17/12	Approve Executive Compensation	Issuer	Yes	For	With
T. Rowe Price Group	TROW	74144T108	04/17/12	Approve Long Term Incentive Plan	Issuer	Yes	For	With

C.R. Bard	BCR	067383109	04/18/12	Election of Directors	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Ratification of Auditors	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Approve Longterm Incentive Plan	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Approve Employee Stock Purchas	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Approve Executive Compensation	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Approve Certificate of Incorporation	Issuer	Yes	For	With
C.R. Bard	BCR	067383109	04/18/12	Proposal relating to Sustainability Reporting	Shareholder	Yes	Against	With

Silicon Laboratories	SLAB	826919102	04/19/12	Election of Directors	Issuer	Yes	For	With
Silicon Laboratories	SLAB	826919102	04/19/12	Ratification of Auditors	Issuer	Yes	For	With
Silicon Laboratories		826919102	04/19/12	Approve Executive Compensation	Issuer	Yes	For	With

Sigma-Aldrich	SIAL	826552101	05/01/12	Election of Directors	Issuer	Yes	For	With
Sigma-Aldrich	SIAL	826552101	05/01/12	Ratification of Auditors	Issuer	Yes	For	With
Sigma-Aldrich	SIAL	826552101	05/01/12	Approve Executive Compensation	Issuer	Yes	For	With

Whiting Petroleum	WLL	966387102	05/01/12	Election of Directors	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/01/12	Ratification of Auditors	Issuer	Yes	For	With
Whiting Petroleum	WLL	966387102	05/01/12	Approve Executive Compensation	Issuer	Yes	For	With

Rovi	ROVI	779376102	05/01/12	Election of Directors	Issuer	Yes	For	With
Rovi	ROVI	779376102	05/01/12	Ratifcation of Auditors	Issuer	Yes	For	With
Rovi	ROVI	779376102	05/01/12	Approve Executive Compensation	Issuer	Yes	For	With

Ametek	AME	031100100	05/01/12	Election of Directors	Issuer	Yes	For	With
Ametek	AME	031100100	05/01/12	Ratification of Auditors	Issuer	Yes	For	With
Ametek	AME	031100100	05/01/12	Approving Executive Compensation	Issuer	Yes	For	With

Gardner Denver	GDI	365558105	05/01/12	Election of Directors	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/01/12	Ratification of Auditors	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/01/12	Approve long term incentive plan	Issuer	Yes	For	With
Gardner Denver	GDI	365558105	05/01/12	Approve executive compensation	Issuer	Yes	For	With

FMC Technologies	FTI	30249U101	05/02/12	Election of Directors	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/02/12	Ratification of Auditors	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/02/12	Executive Compensation	Issuer	Yes	For	With
FMC Technologies	FTI	30249U101	05/02/12	Restate Certificate of Incorporation	Issuer	Yes	For	With

Expeditors Int'l of Washington	EXPD	302130109	05/02/12	Election of Directors	Issuer	Yes	For	With
Expeditors Int'l of Washington	EXPD	302130109	05/02/12	Ratification of Auditors	Issuer	Yes	For	With
Expeditors Int'l of Washington	EXPD	302130109	05/02/12	Approve Executive Compensation	Issuer	Yes	For	With
Expeditors Int'l of Washington	EXPD	302130109	05/02/12	Approve Stock Option Plan	Issuer	Yes	For	With
Expeditors Int'l of Washington	EXPD	302130109	05/02/12	Adopt Independent Board Chairman Policy	Shareholder	No	Against	With

Mettler-Toledo	MTD	592688105	05/03/12	Election of Directors	Issuer	Yes	For	With
Mettler-Toledo	MTD	592688105	05/03/12	Approval of Independent RPA	Issuer	Yes	For	With
Mettler-Toledo	MTD	592688105	05/03/12	Advisory vote to Approve Exec. Compensation	Issuer	Yes	For	With

Ecolab	ECL	278865100	05/03/12	Election of Directors	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/03/12	Ratification of Auditors	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/03/12	Approve Certificate of Incorporation	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/03/12	Approve Executive Compensation	Issuer	Yes	For	With
Ecolab	ECL	278865100	05/03/12	Proposal to provide vote for political contrib.	Shareholder	Yes	Against	With
Ecolab	ECL	278865100	05/03/12	Proposal to adopt a role to redeem current or future stockholders rights plan	Shareholder	Yes	Against	With

O'Reilly Automotive	ORLY	67103H107	05/08/12	Election of Directors	Issuer	Yes	For	With
O'Reilly Automotive	ORLY	67103H107	05/08/12	Ratification of Auditors	Issuer	Yes	For	With
O'Reilly Automotive	ORLY	67103H107	05/08/12	Approve Executive Compensation	Issuer	Yes	For	With
O'Reilly Automotive	ORLY	67103H107	05/08/12	Approve Incentive Plan	Issuer	Yes	For	With

SXC Health Solutions	SXCI	78505P100	05/16/12	Election of Directors	Issuer	Yes	For	With
SXC Health Solutions	SXCI	78505P100	05/16/12	Ratification of Auditors	Issuer	Yes	For	With
SXC Health Solutions	SXCI	78505P100	05/16/12	Approve Executive Compensation	Issuer	Yes	For	With

Stericycle	SRCL	858912108	05/22/12	Election of Directors	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/22/12	Ratifaction of Auditors	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/12/12	Approving Executive Compensation	Issuer	Yes	For	With
Stericycle	SRCL	858912108	05/12/12	Equity Awards until executive retirement	Security Holder	Against	Against	With

Pioneer Natural Rsources	PXD	723787107	05/17/12	Election of Directors	Issuer	Yes	For	With
Pioneer Natural Rsources	PXD	723787107	05/17/12	Ratification of Auditors	Issuer	Yes	For	With
Pioneer Natural Rsources	PXD	723787107	05/17/12	Approve Cert. of Incorporation	Issuer	Yes	For	With
Pioneer Natural Rsources	PXD	723787107	05/17/12	Approve Executive Compensation	Issuer	Yes	For	With
Pioneer Natural Rsources	PXD	723787107	05/17/12	Against Shareh. Proposal of indedpendent chairm.	Shareholder	No	Against	With

Informatica	INFA	45666Q102	05/31/12	Election of Directors	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/31/12	Ratification of Auditors	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/31/12	Approve 2009 Equ. Incentive plan	Issuer	Yes	For	With
Informatica	INFA	45666Q102	05/31/12	Approve Executive Compensation	Issuer	Yes	For	With

Catalyst Health Solutions	CHSI	14888B103	06/04/12	Election of Directors	Issuer	Yes	For	With
Catalyst Health Solutions	CHSI	14888B103	06/04/12	Ratification of Auditors	Issuer	Yes	For	With
Catalyst Health Solutions	CHSI	14888B103	06/04/12	Executive Officers compensation disclosure	Issuer	Yes	For	With

Petsmart	PETM	716768106	06/13/12	Election of Directors	Issuer	Yes	For	With
Petsmart	PETM	716768106	06/13/12	Ratification of Auditors	Issuer	Yes	For	With
Petsmart	PETM	716768106	06/13/12	Approve 2012 Empl. Stock Purchase	Issuer	Yes	For	With
Petsmart	PETM	716768106	06/13/12	Approve Executive Compensation	Issuer	Yes	For	With